Offerings - Offering: 1	Aug. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	4.17
Maximum Aggregate Offering Price	$ 1,251,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 191.53
Offering Note	(1) The Beasley Broadcast Group, Inc. 2025 Equity Incentive Award Plan (the "Plan") authorizes the issuance of 300,000 shares of Beasley Broadcast Group, Inc. (the "Company") Class A Common Stock, par value $0.001 per share ("Common Stock"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, or similar transaction. The Plan was approved by the Board of Directors of the Company and the Company's stockholders at the Company's 2025 Annual Meeting of Stockholders. (2) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is based upon the average of the high and low prices per share of Common Stock as reported on the Nasdaq Global Market on August 7, 2025.